Lease Liabilities - Changes in Lease Liabilities (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Lease Liability [Roll Forward]
Beginning balance	$ 42,987	$ 49,217
Lease additions	555	5,618
Disposal of leases	(272)	(635)
Lease payments	(6,709)	(8,446)
Lease term reductions and other items	10,166	(1,402)
Changes due to foreign exchange rates	244	28
Interest expense on lease liabilities	2,246	3,152
Ending balance	49,217	47,532
Current portion	(5,413)	(4,856)
Long-term portion	$ 43,804	$ 42,676